Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Effective Date	Apr. 30, 2025
Document Creation Date	Apr. 30, 2025
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE GABELLI DIVIDEND GROWTH FUND
Entity Central Index Key	0001086884
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025